Unit Activity - Additional information (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2025	Jul. 02, 2025
Unit Activity
Authorized shares for repurchase		$ 10
Common units
Unit Activity
Shares repurchased	384,739
Average purchase price	$ 7.87